Right-of-use assets and lease liabilities Lease liabilities operating leases current and non-current (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating, Current		€ 55.6	€ 46.3
Operating, Non-current		153.8	93.7
Operating Lease, Liability	[1]	209.4	140.0
Finance, Current		0.0	0.0
Finance, Non-current		9.5	0.0
Finance, Lease Liabilities		9.5	€ 0.0
Operating lease liability increase		€ 69.4

[1]	2. For further details on lease liabilities see Note 13 Right-of-use assets and lease liabilities.